Related Party Transactions (Details) - MAGNERA CORPORATION 401(K) SAVINGS PLAN [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Investments at fair value	$ 140,378,946	$ 140,594,330
Notes receivable to participants, maximum percentage secured by the balances in the respective participants' accounts	50.00%
Stock Fund [Member]
Related Party Transactions [Abstract]
Investments at fair value	$ 124,570	210,593
Purchases made by the Plan for the investment in the Company’s common stock	0	10
Sales made by the Plan for the investment in the Company’s common stock	$ 43,581	$ 38,656